Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Disclosure Of Right Of Use Assets And The Movements
(a)	Right-of-use assets
The carrying amounts of the Group’s
right-of-use
assets and the movements during the year are as follows:

	Aircraft, and engines RMB million	Prepayments for land use rights RMB million	Buildings RMB million	Others RMB million	Total RMB million
At January 1, 2019, net of accumulated depreciation	126,417	1,387	496	12	128,312
Additions	26,315	1	622	73	27,011
Transfer from investment properties (Note 17)	—	3	—	—	3
Transfer to property, plant and equipment (Note 16)	(14,264)	—	—	—	(14,264)
Transfer to investment properties (Note 17)	—	(10)	—	—	(10)
Disposal of a subsidiary	—	—	(10)	—	(10)
Disposals	(40)	—	—	—	(40)
Depreciation provided during the year	(11,964)	(38)	(284)	(12)	(12,298)

At December 31, 2019 and January 1, 2020, net of accumulated depreciation	126,464	1,343	824	73	128,704

Additions	7,109	—	1,145	135	8,389
Transfer from investment properties (Note 17)	—	71	—	—	71
Transfer to property, plant and equipment (Note 16)	(6,402)	—	—	—	(6,402)
Transfer to investment properties (Note 17)	—	(8)	—	—	(8)
Disposals	(171)	—	(6)	—	(177)
Depreciation provided during the year	(11,322)	(38)	(948)	(59)	(12,367)

At December 31, 2020	115,678	1,368	1,015	149	118,210

Disclosure Of Lease Liabilities
(b)	Lease liabilities
The carrying amount of lease liabilities and the movements during the year are as follows:

	2020 RMB million	2019 RMB million
Carrying amount at January 1	110,275	109,306
New leases	7,191	24,023
Effect of foreign exchange	(2,768)	851
COVID-19-related rent concessions from lessors	(3)	—
Disposal of a subsidiary	—	(10)
Accretion of interest recognized during the year	3,655	3,894
Payments	(22,099)	(27,789)

Carrying amount at December 31	96,251	110,275

Analyzed into:

Current portion	14,073	15,590

Non-current portion	82,178	94,685

Schedule of undiscounted lease payments receivables
(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	2020 RMB million	2019 RMB million
Interest on lease liabilities	3,655	3,894
Depreciation charge of right-of-use assets	12,367	12,298
COVID-19-related rent concessions from lessors	(3)	—
Low value and short-term lease rental	358	631

Total amount recognized in profit or loss	16,377	16,823

Disclosure of lease expenses
At December 31, 2020, the undiscounted lease payments receivable by the Group in future periods under non-cancellable
operating leases with its tenants are as follows:

	2020 RMB million	2019 RMB million
Within one year	150	165
After one year but within two years	141	149
After two years but within three years	135	144
After three years but within four years	134	139
After four years but within five years	114	138
After five years	197	221

	871	956